PNC Funds, Inc.

Capital Opportunities Fund

International Equity Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated December 23, 2009

to the

Equity & Fixed Income Funds Institutional Prospectus

dated September 30, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 1, 2010 Makoto Sumino is no longer a member of the GE Asset Management, Inc. (“GEAM”) portfolio management team that manages a portion of the International Equity Fund. The other members of the portfolio management team for the International Equity Fund will assume Mr. Sumino’s responsibilities with respect to the International Equity Fund. Under “The Portfolio Managers” section of the prospectus, the disclosure regarding the portion of the International Equity Fund managed by GEAM on page 49 is replaced with the following:

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

•	Mr. Layman, CFA, is President and Co-Chief Investment Officer of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

•	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

•	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

•	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

•	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.

PNC Funds, Inc.

Capital Opportunities Fund

International Equity Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated December 23, 2009

to the

Equity & Fixed Income Funds Class A and C Shares Prospectus

dated September 30, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective January 1, 2010 Makoto Sumino is no longer a member of the GE Asset Management, Inc. (“GEAM”) portfolio management team that manages a portion of the International Equity Fund. The other members of the portfolio management team for the International Equity Fund will assume Mr. Sumino’s responsibilities with respect to the International Equity Fund. Under “The Portfolio Managers” section of the prospectus, the disclosure regarding the portion of the International Equity Fund managed by GEAM on page 53 is replaced with the following:

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

•	Mr. Layman, CFA, is President and Co-Chief Investment Officer of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

•	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

•	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

•	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

•	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.